Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy:

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Foreign currency contracts (1)	$—	$161	$—	$161

Total assets measured at fair value	$—	$161	$—	$161

Liabilities:
Contingent purchase consideration liabilities (2)	$—	$—	$12,835	$12,835

Total liabilities measured at fair value	$—	$—	$12,835	$12,835

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Foreign currency contracts (1)	$—	$40	$—	$40

Total assets measured at fair value	$—	$40	$—	$40

Liabilities:
Contingent purchase consideration liabilities (2)	$—	$—	$3,395	$3,395

Total liabilities measured at fair value	$—	$—	$3,395	$3,395

(1)	Contract fair values are determined based on quoted prices for similar assets in active markets using inputs such as currency rates and forward points.
(2)

The fair values of the contingent purchase consideration liabilities were determined for each arrangement individually. The fair value is determined using the income approach with significant inputs that are not observable in the market. Key assumptions include discount rates consistent with the level of risk of achievement and probability adjusted financial projections. The expected outcomes are recorded at net present value, which requires adjustment over the life of the instruments for changes in risks and probabilities.

Summary of Changes in Value of Level 3 Financial Liabilities

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities:

	Year Ended December 31,
	2010	2011	2012
Fair value - beginning of period	$6,384	$3,159	$12,835
Additions due to acquisitions	—	13,519	2,943
Change in fair value of Level 3 liabilities(3)	1,555	425	(130)
Effects of foreign currency exchange	—	(1,101)	(467)
Payments of contingent consideration	(4,780)	(3,167)	(11,786)

Fair value - end of period	$3,159	$12,835	$3,395

(3)

The change in fair value of the contingent purchase consideration liabilities, which was included in general and administrative expenses, is due to the passage of time and changes in the probability of achievement used to develop the estimate.